FINANCIAL RISK MANAGEMENT (Details 18) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets	S/ 32,863,118	[1]	S/ 164,228,539	S/ 32,862,001	[1]
Financial liabilities	9,415,357		S/ 139,747,905	13,415,843
Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	161,989,593			154,363,008
Financial liabilities, at fair value	142,688,313			131,489,247
Financial assets	161,991,309			154,126,299
Financial liabilities	142,144,985			130,876,794
Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	104,551,310			97,170,411
Financial liabilities	104,551,310			97,170,411
Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	9,415,357			13,415,843
Financial liabilities	9,415,357			13,415,843
Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,520,401			8,034,990
Financial liabilities	8,448,140			7,996,889
Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	967,968			532,034
Financial liabilities	967,968			532,034
Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	308,602			235,185
Financial liabilities	308,602			235,185
Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	15,928,607			8,830,070
Financial liabilities	15,457,540			8,255,718
Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	2,996,068			3,270,714
Financial liabilities	2,996,068			3,270,714
Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	22,168,516			23,221,987
Financial assets	22,168,516			23,221,987
Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,082,942			7,480,420
Financial assets	4,082,942			7,480,420
Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			4,650,082
Financial assets	0			4,413,373
Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	126,581,269			115,346,836
Financial assets	126,581,269			115,346,836
Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	887,273			656,829
Financial assets	887,273			656,829
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	842,043			715,695
Financial assets	842,043			715,695
Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	2,306,460			1,759,125
Financial assets	2,306,460			1,759,125
Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,153,122			0
Financial assets	4,154,838			0
Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	967,968			532,034
Financial assets	967,968			532,034
Level 1 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	3,815,301			4,088,520
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 1 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			4,088,520
Level 1 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 1 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	3,815,301			0
Level 1 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 2 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	158,174,292			150,274,488
Financial liabilities, at fair value	142,688,313			131,489,247
Level 2 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	104,551,310			97,170,411
Level 2 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	9,415,357			13,415,843
Level 2 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,520,401			8,034,990
Level 2 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	967,968			532,034
Level 2 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	308,602			235,185
Level 2 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	15,928,607			8,830,070
Level 2 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	2,996,068			3,270,714
Level 2 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	22,168,516			23,221,987
Level 2 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,082,942			7,480,420
Level 2 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			561,562
Level 2 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	126,581,269			115,346,836
Level 2 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	887,273			656,829
Level 2 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	842,043			715,695
Level 2 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	2,306,460			1,759,125
Level 2 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	337,821			0
Level 2 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	967,968			532,034
Level 3 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0			0
Level 3 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0			0
Level 3 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 0			S/ 0

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).